Income Taxes - Schedule Of Profit Before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 3,743,273,711	$ 573,681,794	¥ 487,819,233	¥ 396,006,889
Cayman Islands [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	3,309,525,351	507,206,950	(5,359,465)	6,053,039
Hong Kong [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	(14,414,430)	(2,209,108)	18,479,616	5,855,270
China [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 448,162,790	$ 68,683,952	¥ 474,699,082	¥ 384,098,580